Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net consists of LNG terminal costs and fixed assets and other, as follows (in millions):

	December 31,
	2017	2016
LNG terminal costs
LNG terminal	$12,687	$7,978
LNG terminal construction-in-process	11,932	12,995
LNG site and related costs	86	41
Accumulated depreciation	(882)	(555)
Total LNG terminal costs, net	23,823	20,459
Fixed assets and other
Computer and office equipment	14	13
Furniture and fixtures	19	17
Computer software	92	85
Leasehold improvements	41	43
Land	59	61
Other	16	22
Accumulated depreciation	(86)	(65)
Total fixed assets and other, net	155	176
Property, plant and equipment, net	$23,978	$20,635

Depreciation expense during the years ended December 31, 2017, 2016 and 2015 was $354 million, $173 million and $82 million, respectively.

We realized offsets to LNG terminal costs of $320 million and $214 million in the years ended December 31, 2017 and 2016, respectively, that were related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the respective Train of the SPL Project, during the testing phase for its construction.

LNG Terminal Costs

The Sabine Pass LNG terminal is depreciated using the straight-line depreciation method applied to groups of LNG terminal assets with varying useful lives. The identifiable components of the Sabine Pass LNG terminal with similar estimated useful lives have a depreciable range between 6 and 50 years, as follows:

Components	Useful life (yrs)
LNG storage tanks	50
Natural gas pipeline facilities	40
Marine berth, electrical, facility and roads	35
Regasification processing equipment	30
Sendout pumps	20
Liquefaction processing equipment	6-50
Other	15-30

Fixed Assets and Other

Our fixed assets and other are recorded at cost and are depreciated on a straight-line method based on estimated lives of the individual assets or groups of assets.